Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Changes in Shareholders' Equity
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0